Treasury Stock (Details) (USD $)	4 Months Ended	12 Months Ended		24 Months Ended		1 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Nov. 30, 2011	Nov. 30, 2011 American Depository Shares (ADS)	Dec. 31, 2012 American Depository Shares (ADS)	Dec. 31, 2011 American Depository Shares (ADS)	Dec. 31, 2012 American Depository Shares (ADS)	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2012 Ordinary shares
Share repurchase program
Maximum amount of ADSs that can be repurchased under share repurchase program						$ 10,000,000
Number of ordinary shares represented by each ADS					20
Number of months share repurchase plan extended	12 months
Shares acquired							461,894	123,658	585,552	9,237,880	2,473,160	11,711,040
Cash consideration for ordinary shares repurchased		$ 1,754,792	$ 562,502	$ 2,317,294